PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT
Schedule of property and equipment and related accumulated depreciation

	2018	2019
	RMB	RMB
Land use rights	276,759	—
Building	356,085	356,085
Leasehold improvements	37,994	39,902
Electronic equipment	152,058	165,015
Furniture and fixtures	7,312	7,763
Motor vehicles	8,135	6,583
Other assets	53,747	56,412
Less: Accumulated depreciation	(365,070)	(359,828)
Net book value	527,020	271,932